LINCOLN NATIONAL VARIABLE ANNUITY FUND A
                             (Individual and Group)

                    Supplement Dated October 29, 2004 to the
            Statements of Additional Information Dated May 1, 2004 as
                          Supplemented August 13, 2004

This Supplement describes certain changes to the Statement of Additional Information ("SAI") for Lincoln National Variable Annuity Fund A ("Fund A").

The chart on Page B-3 of the SAI entitled "Independent Trustees" is to be renamed "Independent Managers" and is to be amended by adding the following:

------------------------- -------------- -------------- --------------------------------- ------------ ---------------------

                                                                                          Number of
                                                                                          Funds in
                                         Term of                                          Fund
                          Position(s)    Office and                                       Complex
Name, Address and Date    Held with      Length of      Principal Occupation(s) During    Overseen     Other Directorships
of Birth                  the Fund       Time Served    Past Five Years                   by Manager   Held by Manager
------------------------- -------------- -------------- --------------------------------- ------------ ---------------------
------------------------- -------------- -------------- --------------------------------- ------------ ---------------------
David H. Windley          Manager        Manager        Partner and Director, Blue &          12       Meridian Investment
1300 S. Clinton Street                   since August   Co., LLC                                       Advisors, Inc.;
Fort Wayne, IN  46802                    2004                                                          Indiana Health
D/O/B: 2/23/43                                                                                         Financing Authority

------------------------- -------------- -------------- --------------------------------- ------------ ---------------------

The chart on Page B-3 of the SAI entitled "Officers Who Are Not Trustees" is to be renamed "Officers Who Are Not Managers" and is amended by adding the following:

------------------------- -------------- -------------- --------------------------------- ------------ ---------------------

                                                                                          Number of
                                                                                          Funds in
                                         Term of                                          Fund
                          Position(s)    Office and                                       Complex
Name, Address and Date    Held With      Length of      Principal Occupation(s) During    Overseen     Other Directorships
of Birth                  the Fund       Time Served    Past Five Years                   by Manager   Held by Manager
------------------------- -------------- -------------- --------------------------------- ------------ ---------------------
------------------------- -------------- -------------- --------------------------------- ------------ ---------------------
Therese M. Obringer       Chief          Officer        Vice President and Chief              N/A              N/A
1300 S. Clinton Street    Compliance     since          Compliance Officer, Lincoln
Fort Wayne, IN  46802     Officer        September      National Corporation; formerly
D/O/B: 01/30/51                          2004           Chief Compliance Officer,
                                                        Lincoln Financial Distributors;
                                                        formerly Director of
                                                        Compliance, Citicorp Investment
                                                        Services

------------------------- -------------- -------------- --------------------------------- ------------ ---------------------

The paragraph entitled "Board Committees" (which begins on Page B-3) is to be amended by deleting the third sentence (which appears on Page B-4) and replacing it with the following:

     The members of the Audit Committee include all of the independent managers:
      John B. Borsch, Nancy L. Frisby, Kenneth G. Stella, and David H. Windley.

The chart on Page B-4 of the SAI entitled "Independent Trustees" is to be renamed "Independent Managers" and is to be amended by adding the following:

---------------------------- --------------------------------------- -------------------------------------------------

                                                                        Aggregate Dollar Range of Equity Securities in
                                 Dollar Range of Equity Securities      All Registered Investment Companies Overseen by
     Name of Manager                         in the Fund                    Trustee in Family of Investment Companies
---------------------------- --------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------- -------------------------------------------------
David H. Windley                         None                                    None

---------------------------- --------------------------------------- -------------------------------------------------


         Please keep this Supplement with your SAI for future reference.